Revenue - Accounting policy (Details)	12 Months Ended
Dec. 31, 2025
PGMs | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period between provisional invoicing and final pricing	1 month
PGMs | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period between provisional invoicing and final pricing	4 months
Zinc | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period between provisional invoicing and final pricing	1 month
Zinc | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period between provisional invoicing and final pricing	4 months